Employee benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefit expenses incurred	¥ 65,727	¥ 38,726
Predecessor
Employee benefit expenses incurred			¥ 28,312